Trade and other receivables	6 Months Ended
Dec. 31, 2022
Text block [abstract]
Trade and other receivables
Note 8. Trade and other receivables

	Consolidated
	December 2022	June 2022
	$	$
GST refundable	69,093	51,353
Paxalisib Phase II clinical trial refund	631,876	—

	700,969	51,353

Deposit paid	40,159	39,622

	741,128	90,975

The Paxalisib Phase II clinical trial refund is the amount owing (US$428,096) from Labcorp Early Development Laboratories Inc. after their final reconciliation of trial costs. Funds were received on 3 January 2023.